Shareholders' Equity (Details) $ / shares in Units, € in Thousands, $ in Thousands						1 Months Ended													4 Months Ended	10 Months Ended	12 Months Ended
	Nov. 03, 2022	Sep. 13, 2022	May 11, 2022	Apr. 04, 2022 $ / shares shares	Jan. 04, 2018 $ / shares shares	Jan. 25, 2023 shares	Mar. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	Jul. 01, 2021 ₪ / shares shares	Oct. 31, 2020 $ / shares shares	Jan. 22, 2020	Jan. 19, 2020 $ / shares	Mar. 19, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares	May 31, 2018 shares	Jan. 24, 2018	Sep. 30, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2018 USD ($)	Nov. 02, 2018 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 shares	May 31, 2019 shares	May 01, 2019 shares	Apr. 30, 2019 shares	Apr. 06, 2019 shares	Mar. 31, 2019 shares	Jul. 11, 2018 shares
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $							$ 10	$ 1,000										$ 1,960	$ 2,511		$ 15,647
Aggregate shares issued																					1,465,992
Price per share (in Dollars per share) | $ / shares																					$ 1.36
Warrants purchase				242,131
Warrants purchase																									127,000
Ordinary shares exercised amount							1,672						470,000												20,724
Gross proceeds (in Dollars) | $																	$ 5,192
Exercise price per share (in Dollars per share) | $ / shares					$ 6.14					$ 6.14
Aggregate ordinary shares															184,844
Additional shares																					510,752	510,752
Invested agreement (in Dollars) | $													$ 9,941
Aggregate number of shares													1,803,296
Company at a price per share (in Dollars per share) | $ / shares													$ 5.54
Exercise price (in Dollars per share) | $ / shares				$ 4.13																	$ 5.54
Warrants percentage																					20.00%	20.00%
Ordinary shares issued				242,131																	2,332,352	2,332,352
Net proceeds (in Dollars) | $																					$ 13,587
Percentage of number of ordinary shares and warrants																					15.00%	15.00%
Purchase ordinary shares					98,120				195,448
Weighted average volatility																					70.00%	70.00%
Risk free interest rate																					1.40%	1.40%
Dividend yields																					0.00%	0.00%
Weighted average life																					5 years	5 years
Exercise price per share | (per share)									₪ 0.01			$ 0.003
Amortized over												5 years
Research and development expenses (in Dollars) | $																					$ 196		$ 331
Option exercise price (in Dollars per share) | $ / shares					$ 6.1393
Weighted average fair value of options granted per share (in Dollars per share) | $ / shares																					$ 0.479
Share-based payment expenses related to nonvested awards (in Dollars) | $																					$ 498
Expected term																					2 years 9 months	2 years 9 months
Granted options shares										139,216											1,672	1,672	20,724
Options expire term					10 years
Expense (in Dollars)																					$ 125	€ 110		$ 409
Termination amount (in Dollars) | $																							$ 9
Options granted, description		i)On September 13, 2022 the Company granted 252,000 options to its employees at an exercise price of $1.85 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022, the Company recorded an expense of $10, in respect for such grant.	the Company granted to four of its directors’ options to purchase 119,796 ordinary shares and 39,932 ordinary shares, respectively, with an exercise price of $1.85 per share. Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months. For the year ended December 31, 2022, the Company recorded an expense of $17 in respect for such grant.							(1) options to purchase 139,205 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 278,410 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 139,205 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the active Chairman of the Company’s Board at the time of vesting.	the Company granted options to purchase 671,308 ordinary shares to its employees at an exercise price of $6.14 per share (of which options to purchase 74,580 ordinary shares were to the Company’s former CEO that were forfeited at the end of his employment in December 2020). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $163, $380 and $812, respectively, in respect for such grant.					b)On June 24, 2018, the Company granted options to purchase 188,100 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One third of the options vested upon the first-year anniversary and the reminder vested in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $89 and $303, respectively, in respect for such grant.
Unvested options percentage										25.00%
Vested shares										139,216
Options shares																					278,410	278,410
Recorded an expense (in Dollars) | $																					$ 133		$ 332	$ 199
KB Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase																					655,732
October 2020 [Member]
Shareholders' Equity (Details) [Line Items]
Options granted, description										the Company granted to its CEO options to purchase 61,600 ordinary shares at an exercise price of $6.14 per share vest as follows: (1) options to purchase 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022, a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.As of December 31, 2022, a total of 30,800 of the CEO’s options has expired as the period of 24 months has passed and the Company did not reach the required cumulative order backlog, as detailed above. For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $20, $12 and $12 , respectively, in respect for such grant.
November 3, 2020 [Member]
Shareholders' Equity (Details) [Line Items]
Options granted, description	f)On November 3, 2020, the Company granted options to purchase 107,800 ordinary shares to its employees at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $46, $62 and $14, respectively, in respect for such grant.
May 11 ,2022 [Member]
Shareholders' Equity (Details) [Line Items]
Options granted, description			g)On May 11, 2022, the Company granted to three officers options to purchase 547,162 ordinary shares including 266,216 to its former chairman of the Board, 156,081 to its CEO and 124,865 to its CFO, at an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022. The Company recorded an expense of $61, in respect for such grant.
September 13,2022 [Member]
Shareholders' Equity (Details) [Line Items]
Options granted, description		j)On September 13, 2022 the Company granted 100,000 options to two of its officers at an exercise price of $1.85 per share. These options expire 10 years after their grant date and vest in twelve equal quarterly tranches over a period of three years. For the years ended December 31, 2022, the Company recorded an expense of $4, in respect for such grant.
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Share issued price per share (in Dollars per share) | $ / shares				$ 3,787,241
Warrants, description				Each unit includes one ordinary share and one warrant to purchase one ordinary share at an exercise price of $4.13. The warrants are exercisable at any time up to five years after the IPO.
Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Purchase ordinary shares				568,086
Series A [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $																				$ 7,158
Warrants purchase																					3,135,572	3,135,572
Warrants purchase																															1,639,000
Series B [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase																					3,135,572	3,135,572
Warrants purchase																										234,608	1,281,456
Ordinary shares exercised amount																											1,411,000
Series C [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $																				$ 7,158
Warrants purchase																					3,135,572	3,135,572
Warrants purchase																															1,639,000
Ordinary shares expired																				17,732
Series D [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $														$ 2
Warrants purchase													214,500								951,676									81,884
Ordinary shares exercised amount																													1,711,000
Exercise price per share (in Dollars per share) | $ / shares														$ 6.14
Series E [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase																				951,676								303,512	434,016
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued						195,448
Options to employees [Member]
Shareholders' Equity (Details) [Line Items]
Percentage weighted average volatility																					68.00%
Dividend yields																					0.00%	0.00%
Options expired																					6 years	6 years
Options to employees [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Risk free interest rate																					0.43%	0.43%
Options to employees [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Risk free interest rate																					2.83%	2.83%
Two Thousand Seventeen Plan [Member] | September 13,2022 [Member]
Shareholders' Equity (Details) [Line Items]
Options granted, description		in accordance with the terms of the 2017 Plan, the Board approved a modification of 375,716 outstanding options held by officers and employees that had an exercise price of $6.14 per share and reduced the exercise price to $1.85 per share. This resolution was effective from November 3, 2022, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $51, as share based payment expenses. The additional fair value resulting from the modification, approximately $30, is being expensed over the remaining vesting period of the modified options.The modification of 368,170 additional outstanding options held by the Company’s CEO and two Directors was approved by the Board and is subject to an approval by the Company’s shareholders.
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Granted options shares					452,496
Directors [Member]
Shareholders' Equity (Details) [Line Items]
Granted options shares					452,496
Chief Executive Officer [Member]
Shareholders' Equity (Details) [Line Items]
Granted options shares										556,820